Provisions - Employee obligations - France - (Details) - France - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of provision	1.00%
Change in obligation	$ 4,767	$ 3,664
Not later than one year
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,020
Later than one year and not later than two years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	909
Later than two years and not later than three years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,400
Later than three years and not later than four years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,041
Later than four years and not later than five years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,249
Later than five years and not later than ten years [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	8,336
Ferro Pem S A S [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	28,049	29,768
Current service cost	1,951	1,678
Borrowing costs	524	470
Actuarial differences	4,432	(700)
Benefits paid	(1,581)	(1,818)
Exchange differences	(580)	(1,349)
Obligations at end of year	$ 32,795	$ 28,049